UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2010

Date of Reporting Period: 09/30/2010

Item 1. Schedule of Investments.

	Nicholas High Income Fund, Inc.
	Schedule of Investments (unaudited)
	AS OF: 09/30/2010

		VALUE
		----------
CORPORATE BONDS - 95.38%
	Automotive - Auto Loans - 2.58%
$ 500,000	Ford Motor Credit Company LLC 8.70%, 10/01/14	$ 560,937
1,500,000	Ford Motor Credit Company LLC 12.00%, 05/15/15	1,889,201
		----------
		2,450,138
		----------
	Automotive - Auto Parts & Equipment - 1.77%
500,000	American Axle & Manufacturing Holdings, Inc. 144A restricted, 9.25%, 01/15/17	547,500
1,000,000	Goodyear Tire & Rubber Company (The) 10.50%, 05/15/16	1,132,500
		----------
		1,680,000
		----------
	Banking - 0.76%
1,000,000	BAC Capital Trust XIV Fixed to Floating Rate Securities 5.63%, 12/31/49	718,750
		----------
	Basic Industry - Building Materials - 0.27%
250,000	Texas Industries, Inc. 144A restricted, 9.25%, 08/15/20	259,375
		----------
	Basic Industry - Chemicals - 1.48%
100,000	Celanese US Holdings LLC 144A restricted, 6.625%, 10/15/18	102,250
750,000	Huntsman International LLC 7.875%, 11/15/14	778,125
500,000	Huntsman International LLC 144A restricted, 8.625%, 03/15/21	517,500
		----------
		1,397,875
		----------
	Basic Industry - Forestry & Paper - 2.73%
1,000,000	Boise Paper Holdings, L.L.C. 8.00%, 04/01/20	1,035,000
1,000,000	Cascades Inc. 7.75%, 12/15/17	1,042,500
500,000	Potlatch Corporation 144A restricted, 7.50%, 11/01/19	512,500
		----------
		2,590,000
		----------
	Basic Industry - Steel Producers & Products - 1.10%
500,000	Steel Dynamics, Inc. 144A restricted, 7.625%, 03/15/20	518,750
500,000	United States Steel Corporation 7.375%, 04/01/20	521,250
		----------
		1,040,000
		----------
	Capital Goods - Aerospace & Defense - 2.46%
2,250,000	ManTech International Corporation 7.25%, 04/15/18	2,334,375
		----------
	Capital Goods - Diversified - 3.50%
500,000	Actuant Corporation 6.875%, 06/15/17	510,000
500,000	American Railcar Industries, Inc. 7.50%, 03/01/14	501,250
1,000,000	Coleman Cable, Inc. 9.00%, 02/15/18	1,022,500
350,000	Mueller Water Products, Inc. 7.375%, 06/01/17	308,875
1,000,000	Park-Ohio Industries, Inc. 8.375%, 11/15/14	975,000
		----------
		3,317,625
		----------
	Capital Goods - Machinery - 1.58%
1,000,000	Baldor Electric Company 8.625%, 02/15/17	1,070,000
405,000	Case Corporation 7.25%, 01/15/16	431,325
		----------
		1,501,325
		----------
	Capital Goods - Packaging - 2.13%
500,000	Berry Plastics Corporation 9.50%, 05/15/18	470,000
1,500,000	Solo Cup Company 10.50%, 11/01/13	1,552,500
		----------
		2,022,500
		----------
	Consumer Cyclical - Apparel and Textiles - 0.55%
500,000	Levi Strauss & Co. 7.625%, 05/15/20	518,750
		----------

	Consumer Cyclical - Department Stores - 0.26%
250,000	Sears Holdings Corporation 144A restricted, 6.625%, 10/15/18	250,827
		----------

	Consumer Cyclical - Food & Drug Retailer - 0.41%
500,000	Great Atlantic & Pacific Tea Company, Inc. (The)
	144A restricted, 11.375%, 08/01/15	385,000
		----------
	Consumer Cyclical - Household & Leisure Products - 0.27%
225,000	Sealy Mattress Company 144A restricted, 10.875%, 04/15/16	254,812
		----------
	Consumer Cyclical - Restaurants - 2.14%
500,000	Denny's Holdings, Inc. 10.00%, 10/01/12	501,875
1,000,000	NPC International, Inc. 9.50%, 05/01/14	1,020,000
500,000	OSI Restaurant Partners, LLC 10.00%, 06/15/15	507,500
		----------
		2,029,375
		----------
	Consumer Cyclical - Specialty Retail - 2.47%
500,000	Pantry, Inc. (The) 7.75%, 02/15/14	501,250
1,000,000	Sally Holdings LLC 9.25%, 11/15/14	1,052,500
250,000	Toys "R" Us - Delaware, Inc. 144A restricted 7.375%, 09/01/16	254,375

500,000	Toys "R" Us Property Company II, LLC 144A restricted 8.50%, 12/01/17	528,750
		----------
		2,336,875
		----------
	Consumer Non-Cyclical - Beverage - 2.37%
500,000	Constellation Brands, Inc. 8.375%, 12/15/14	551,875
1,600,000	Cott Beverages Inc. 144A restricted 8.375%, 11/15/17	1,696,000
		----------
		2,247,875
		----------
	Consumer Non-Cyclical - Food-Wholesale - 2.19%
2,000,000	Pinnacle Foods Finance LLC 9.25%, 04/01/15	2,080,000
		----------
	Consumer Non-Cyclical - Products - 1.52%
350,000	Freedom Group, Inc. 144A restricted, 10.25%, 08/01/15	370,125
1,000,000	Libbey Glass Inc. 144A restricted, 10.00%, 02/15/15	1,075,000
		----------
		1,445,125
		----------
	Energy - Exploration & Production - 4.46%
1,000,000	Encore Acquisition Company 9.50%, 05/01/16	1,116,250
500,000	Petrohawk Energy Corporation 144A restricted, 7.25%, 08/15/18	510,000
1,000,000	SandRidge Energy, Inc. 144A restricted, 9.875%, 05/15/16	1,032,500
500,000	SandRidge Energy, Inc. 144A restricted, 8.00%, 06/01/18	487,500
1,000,000	Stone Energy Corporation 8.625%, 02/01/17	982,500
100,000	Whiting Petroleum Corporation 6.50%, 10/01/18	102,250
		----------
		4,231,000
		----------
	Energy - Gas-Distribution - 1.91%
1,000,000	Inergy, L.P. 6.875%, 12/15/14	1,020,000
500,000	Suburban Propane Partners, L.P. 7.375%, 03/15/20	531,250
250,000	Targa Resources Partners LP 144A restricted, 7.875%, 10/15/18	260,625
		----------
		1,811,875
		----------
	Energy - Oil Field Equipment & Services - 4.70%
1,000,000	CHC Helicopter S.A. 144A restricted, 9.25%, 10/15/20	1,010,000
1,500,000	Helix Energy Solutions Group, Inc. 144A restricted, 9.50%, 01/15/16	1,518,750
500,000	Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	478,750
925,000	Parker Drilling Company 144A restricted 9.125%, 04/01/18	938,875
500,000	Pioneer Drilling Company 144A restricted 9.875%, 03/15/18	511,250
		----------
		4,457,625
		----------
	Energy - Oil Refining & Marketing - 2.03%
1,000,000	Tesoro Corporation 6.50%, 06/01/17	985,000
1,000,000	Western Refining, Inc. 144A restricted, 11.25%, 06/15/17	940,000
		----------
		1,925,000
		----------
	Financial Services - Investments & Miscellaneous Financial Services - 1.13%
1,000,000	Interactive Data Corporation 144A restricted, 10.25%, 08/01/18	1,075,000
		----------
	Financials - Consumer, Commercial & Lease Financing - 4.08%
2,000,000	CIT Group Inc. 7.00%, 05/01/17	1,957,500
1,000,000	International Lease Finance Corporation 144A restricted, 8.625%, 09/15/15	1,070,000
1,000,000	Nationstar Mortgage LLC 144A restricted, 10.875%, 04/01/15	837,500
		----------
		3,865,000
		----------
	Healthcare - Health Facilities - 8.27%
750,000	American Renal Holdings Inc. 144A restricted, 8.375%, 05/15/18	772,500
500,000	Apria Healthcare Group Inc. 12.375%, 11/01/14	556,250
1,000,000	Apria Healthcare Group Inc. 11.25%, 11/01/14	1,100,000
500,000	Gentiva Health Services, Inc. 144A restricted, 11.50%, 09/01/18	533,750
500,000	HealthSouth Corporation 7.25%, 10/01/18	510,000
250,000	LifePoint Hospitals, Inc. 144A restricted, 6.625%, 10/01/20	255,000
500,000	Psychiatric Solutions, Inc. 144A restricted, 7.75%, 07/15/15	520,000
1,500,000	Psychiatric Solutions, Inc. 7.75%, 07/15/15	1,560,000
2,000,000	Res-Care, Inc. 7.75%, 10/15/13	2,035,000
		----------
		7,842,500
		----------
	Healthcare - Health Services - 0.22%
200,000	Warner Chilcott Company, LLC 144A restricted, 7.75%, 09/15/18	205,500
		----------
	Media - Broadcast - 0.79%
706,000	Salem Communications Corporation 9.625%, 12/15/16	750,125
		----------
	Media - Cable - 1.70%
1,000,000	Cablevision Systems Corporation 8.625%, 09/15/17	1,100,000
500,000	CCO Holdings, LLC 144A restricted, 7.25%, 10/30/17	506,875
		----------
		1,606,875
		----------
	Media - Diversified - 1.71%
1,500,000	Media General, Inc. 11.75%, 02/15/17	1,623,750
		----------
	Media - Printing & Publishing - 1.07%
500,000	Deluxe Corporation 7.375%, 06/01/15	515,000
500,000	Scholastic Corporation 5.00%, 04/15/13	500,000
		----------
		1,015,000
		----------

	Real Estate - Development & Management - 0.61%
500,000	CB Richard Ellis Services, Inc. 11.625%, 06/15/17	578,750
		----------
	Services - Gaming - 2.56%
1,750,000	MGM Resorts International 10.375%, 05/15/14	1,946,875
500,000	MGM Resorts International 11.375%, 03/01/18	476,250
		----------
		2,423,125
		----------
	Services - Railroads - 0.11%
100,000	Kansas City Southern de Mexico, S.A. de C.V. 144A restricted 8.00%, 02/01/18	107,500
		----------
	Services - Support & Services - 2.78%
500,000	Altegrity, Inc. 144A restricted, 10.50%, 11/01/15	495,625
530,000	GEO Group, Inc. (The) 144A restricted, 7.75%, 10/15/17	556,500
600,000	Hertz Corporation (The) 144A restricted, 7.50%, 10/15/18	600,000
1,000,000	Mobile Mini, Inc. 6.875%, 05/01/15	980,000
		----------
		2,632,125
		----------
	Services - Theaters & Entertainment - 1.09%
500,000	AMC Entertainment Inc. 8.00%, 03/01/14	504,375
500,000	AMC Entertainment Inc. 8.75%, 06/01/19	526,875
		----------
		1,031,250
		----------
	Services - Transportation Excluding Air & Rail - 2.39%
2,250,000	Great Lakes Dredge & Dock Company 7.75%, 12/15/13	2,261,250
		----------
	Technology & Electronics - Electronics - 1.02%
1,000,000	Eastman Kodak Company 144A restricted, 9.75%, 03/01/18	970,000
		----------
	Technology & Electronics - Software & Services - 2.33%
1,500,000	GXS Worldwide, Inc. 9.75%, 06/15/15	1,494,375
625,000	Terremark Worldwide, Inc. 12.25%, 06/15/17	714,063
		----------
		2,208,438
		----------
	Telecommunications - Integrated & Services - 9.25%
200,000	Equinix, Inc. 8.125%, 03/01/18	213,500
1,500,000	Global Crossing Ltd 12.00%, 09/15/15	1,695,000
500,000	Intelsat Jackson Holdings, Ltd. 144A restricted, 8.50%, 11/01/19	542,500
500,000	Level 3 Financing, Inc. 10.00%, 02/01/18	450,000
1,500,000	Level 3 Financing, Inc. 9.25%, 11/01/14	1,410,000
2,000,000	PAETEC Holding Corp. 8.875%, 06/30/17	2,090,000
1,500,000	Windstream Corporation 8.625%, 08/01/16	1,586,250
750,000	Zayo Group, LLC 144A restricted, 10.25%, 03/15/17	787,500
		----------
		8,774,750
		----------
	Telecommunications - Wireless - 5.47%
1,000,000	Cricket Communications, Inc. 9.375%, 11/01/14	1,035,000
1,000,000	Digicel Group Limited 144A restricted, 12.00%, 04/01/14	1,165,000
1,500,000	Nextel Communications, Inc. 7.375%, 08/01/15	1,507,500
1,500,000	Sprint Nextel Corporation 6.00%, 12/01/16	1,481,250
		----------
		5,188,750
		----------
	Utility - Electric-Generation - 2.02%
500,000	Calpine Corporation 144A restricted, 7.875%, 07/31/20	513,750
1,500,000	Edison Mission Energy 7.50%, 06/15/13	1,398,750
		----------
		1,912,500
		----------
	Utility - Electric-Integrated - 1.14%
1,000,000	AES Corporation (The) 8.00%, 06/01/20	1,085,000
		----------
	TOTAL CORPORATE BONDS (cost $86,199,010)	90,443,290
		----------

COMMON STOCKS - 0.66%
	Other - 0.66%
1,500	iShares iBoxx $ High Yield Corporate Bond Fund(1)	134,535
12,500	ProShares UltraShort 7-10 Year Treasury ETF(3)	491,250
		----------
	TOTAL COMMON STOCKS (cost $625,530)	625,785
		----------

PREFERRED STOCKS - 0.02%
	Financials - Banks - 0.02%
35,000	Fannie Mae Fixed-To-Floating Rate
	Non-Cumulative Preferred Stock, Series S(2)(3)	15,225
10,000	Freddie Mac Fixed-to-Floating Rate
	Non-Cumulative Perpetual Preferred Stock, Series z(3)(4)	4,300
		----------
	TOTAL PREFERRED STOCKS (cost $986,350)	19,525
		----------

SHORT-TERM INVESTMENTS - 3.84%
	Commercial Paper - 2.80%
$500,000	BMW US Capital, LLC 0.33%, 10/01/10	500,000
825,000	DENTSPLY International Inc. 0.34%, 10/01/10	825,000
750,000	UnitedHealth Group Incorporated 0.35%, 10/04/10	749,978
575,000	Volkswagen of America, Inc. 0.33%, 10/04/10	574,984
		----------

		2,649,962
		----------
	Variable Rate Demand Note - 1.04%
989,550	American Family Financial Services, Inc. 10/01/10, 0.10%(5)	989,550
		----------

	TOTAL SHORT-TERM INVESTMENTS (cost $3,639,512)	3,639,512
		----------
	TOTAL SECURITY HOLDINGS (cost $91,450,402) - 99.90%	94,728,112
		----------
	OTHER ASSETS, NET OF LIABILITIES - 0.10%	96,667
		----------
	TOTAL NET ASSETS	$94,824,779
		----------
		----------

(1) Closed end mutual fund.

(2) 8.25% per annum until December 31, 2010, thereafter the greater of (i) 7.75% per annum and (ii) 3-month LIBOR plus 4.23% per annum; such rate being reset quarterly.

(3) Non-income producing security.

(4) 8.375% per annum until December 31, 2012, thereafter the greater of (i) 7.875% per annum and (ii) 3-month LIBOR plus 4.16% per annum; such rate being reset quarterly.

(5) Subject to a demand feature as defined by the Securities and Exchange Commission. % OF NET ASSETS

As of September 30, 2010, investment cost for federal tax purposes was $91,450,402 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 4,805,707
Unrealized depreciation	(1,527,997)
-----------
Net unrealized depreciation	$ 3,277,710
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$ 625,785
Preferred Stocks(1)	19,525
Level 2 -
Corporate Bonds(1)	90,443,290
Commercial Paper	2,649,962
Variable Rate Security	989,550
Level 3 -
None	-
-----------
Total	$94,728,112
-----------
-----------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/11/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/11/2010

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/11/2010